UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

ALL  INFORMATION  REQUIRED  OF  INSTITUTIONAL  INVESTMENT  MANAGERS  PURSUANT TO
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calender Year or Quarter Ended 12/31/99

Check here if Amendment [ ];
Amendment  Number:  ____
This Amendment (Check only one.):
[ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Payden & Rygel
Address:          333 South Grand Avenue
                  Los Angeles, CA 90071

13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Edward S. Garlock
Title:            Secretary
Phone:            213-625-1900

Signature, Place, and Date of Signing:

/s/
Los Angeles, CA
2/14/00

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total: $187,948


List of Other Included Managers:

NONE


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                             Title of                   Value       Shares/  SH/   Put/  Invstmnt  Other      Voting Authority
Name of Issuer                Class         CUSIP      (x$1000)     PRN AMT  PRN   Call   Dscrtn  Managers   Sole   Shared  None
--------------                -----         -----      --------     -------  ---   ----  -------- --------   ----   ------  ----
APPLE COMPUTER INC             CMN          37833100         $255     2,480   SH           SOLE              2,480
AT&T CORP                      CMN           1957109       $1,252    24,638   SH           SOLE             24,638
BIOVAIL CORPORATION            CMN         09067K106         $274     2,920   SH           SOLE              2,920
CALIFORNIA WATER SER           CMN         130788102         $240     7,920   SH           SOLE              7,920
CATALINA MARKETING CORP        CMN         148867104         $235     2,030   SH           SOLE              2,030
CATERPILLAR                    CMN         149123101       $9,778   207,758   SH           SOLE            207,758
CHEVRON CORP                   CMN         166751107         $818     9,448   SH           SOLE              9,448
COGNIZANT TECH SOLUTION        CMN         192446102         $208     1,900   SH           SOLE              1,900
COUSINS PROPERTIES INC         CMN         222795106         $237     6,990   SH           SOLE              6,990
DEVELOPERS DIVERS REALT        CMN         251591103         $243    18,900   SH           SOLE             18,900
DUPONT DE NEMOURS              CMN         263534109       $2,184    33,158   SH           SOLE             33,158
EASTMAN KODAK CO.              CMN         277461109       $5,921    89,374   SH           SOLE             89,374
EXXON MOBIL CORPORATION        CMN         30231G102       $2,154    26,734   SH           SOLE             26,734
FACTORY 2-U STORES INC         CMN         303072102         $281     9,900   SH           SOLE              9,900
FORWARD AIR CORPORATION        CMN         349853101         $238     5,500   SH           SOLE              5,500
FRIEDE GOLDMAN HALTER I        CMN         358430106         $117    16,900   SH           SOLE             16,900
GENERAL CABLE CORP             CMN         369300108         $393    51,580   SH           SOLE             51,580
GENERAL ELECTRIC CO.           CMN         369604103       $1,128     7,290   SH           SOLE              7,290
GENERAL MOTORS CORP            CMN         370442105       $1,051    14,454   SH           SOLE             14,454
GOODYEAR TIRE & RUBBER         CMN         382550101       $1,331    47,446   SH           SOLE             47,446
HAMILTON BANCORP INC           CMN         407013101         $375    21,130   SH           SOLE             21,130
INTERNATIONAL PAPER            CMN         460146103       $2,895    51,294   SH           SOLE             51,294
J P MORGAN                     CMN         616880100       $2,375    18,755   SH           SOLE             18,755
JACK IN THE BOX INC            CMN         466367109         $231    11,180   SH           SOLE             11,180
KINROSS GOLD CORPORATIO        CMN         496902107         $208   110,800   SH           SOLE            110,800
McDERMOTT INTERNATIONAL        CMN         580037109         $430    47,400   SH           SOLE             47,400
MERCURY INTERACTIVE COR        CMN         589405109         $202     1,890   SH           SOLE              1,890
MICROSOFT CORP                 CMN         594918104       $1,137     9,740   SH           SOLE              9,740
MINNESOTA MINING & MFG         CMN         604059105       $5,544    56,643   SH           SOLE             56,643
MMC NETWORKS INC.              CMN         55308N102         $263     8,180   SH           SOLE              8,180
ORACLE                         CMN         68389X105         $269     2,400   SH           SOLE              2,400
PHILIP MORRIS COS.             CMN         718154107       $1,244    54,101   SH           SOLE             54,101
PRECISION CASTPARTS COR        CMN         740189105         $255     9,660   SH           SOLE              9,660
QUOTESMITH.COM INC             CMN         749117107         $121    11,000   SH           SOLE             11,000
RTI INTERNATIONAL METAL        CMN         74973W107         $133    17,670   SH           SOLE             17,670
SOTHEBY'S HOLDINGS             CMN         835898107         $211     7,030   SH           SOLE              7,030
STILLWATER MINING COMPA        CMN         86074Q102         $267     8,370   SH           SOLE              8,370
TECHNE CORP                    CMN         878377100         $223     4,050   SH           SOLE              4,050
TIME WARNER TELECOM - C        CMN         887319101         $262     5,250   SH           SOLE              5,250
TRIGON HEALTHCARE INC.         CMN         89618L100         $262     8,880   SH           SOLE              8,880
TUBOSCOPE INC                  CMN         898600101         $169    10,630   SH           SOLE             10,630
WAL MART STORES                CMN         931142103         $263     3,800   SH           SOLE              3,800
WILD OATS MARKETS INC          CMN         96808B107         $264    11,900   SH           SOLE             11,900



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